DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2015
Dividends [Abstract]
Schedule of per share distribution for income tax purpose
 Per share distributions by our Company were characterized in the following manner for income tax purposes (unaudited):
	Year Ended December 31,
	2015	2014	2013
Common
Ordinary income	$1.133	$1.834	$1.536
Return of capital	1.047	0.186	0.324
Total dividends paid	$2.180	$2.020	$1.860